Income Taxes (Schedule Of Unused Tax Losses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Canada [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Canada [Member] Non-Capital Losses [Member] CAD	Dec. 31, 2011 Canada [Member] Capital Losses [Member] USD ($)		Dec. 31, 2011 Canada [Member] Capital Losses [Member] CAD		Dec. 31, 2011 Australia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Australia [Member] Non-Capital Losses [Member] AUD		Dec. 31, 2011 Mongolia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Mongolia [Member] Non-Capital Losses [Member] MNT	Dec. 31, 2011 Indonesia [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Indonesia [Member] Non-Capital Losses [Member] IDR	Dec. 31, 2011 Hong Kong [Member] Non-Capital Losses [Member] USD ($)		Dec. 31, 2011 Hong Kong [Member] Non-Capital Losses [Member] HKD
Unused Tax Losses [Line Items]
Unused tax losses	$ 286,056	[1]	292,149	$ 91,151	[1]	93,092		$ 333,341	[1]	326,516		$ 110,612	[1]	154,192,870	$ 14,117	[1]	128,028,408	$ 8,539	[1]	66,329
Expiration dates	2012 to 2031		2012 to 2031	(c)	[2]	(c)	[2]	(a)	[3]	(a)	[3]	2012 to 2019		2012 to 2019	2012 to 2016		2012 to 2016	(b)	[4]	(b)	[4]

[1]	Translated using the year-end exchange rate.
[2]	These losses are carried forward indefinitely for utilization against future net realized capital gains.
[3]	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
[4]	These losses are carried forward indefinitely.